================================================================================
                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Locust Wood Capital Advisers, LLC
Address:        1540 Broadway
                Suite 1510
                New York, NY  10036

Form 13F File Number: 28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Morris
Title:          Chief Financial Officer
Phone:          (212) 354-0193

Signature, Place, and Date of Signing:

        /s/ Paul Morris          New York, NY               August 11, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   51

Form I3F Information Table Value Total:   $306,254 (thousands)

List of Other Included Managers:

No.             Form 13F File Number            Name

1.              28-11881                        Locust Wood Capital, LP

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2          COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6     COL 7        COLUMN 8

                               TITLE OF                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION   MNGRS  SOLE  SHARED   NONE
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR      03524A108     7251    125000  SH          SOLE         NONE        125000
AON CORP                       COM                037389103     5130    100000  SH          SOLE         NONE        100000
APPLE INC                      COM                037833100     6713     20000  SH          SOLE         NONE         20000
ATLAS ENERGY LP                COM UNITS LP       04930A104     2825    130000  SH          SOLE         NONE        130000
ATLAS PIPELINE PARTNERS LP     UNIT L P INT       049392103     6592    200000  SH          SOLE         NONE        200000
BP PLC                         SPONSORED ADR      055622104     9965    225000  SH          SOLE         NONE        225000
BARCLAYS BK PLC                IPTH S&P VIX NEW   06740C261     1586     75000  SH          SOLE         NONE         75000
BERKSHIRE HATHAWAY INC DEL     CL B NEW           084670702    13156    170000  SH          SOLE         NONE        170000
BROOKFIELD RESIDENTIAL PPTYS   COM                11283W104     7787    785000  SH          SOLE         NONE        785000
CABLEVISION SYS CORP           CL A NY CABLVS     12686C109     8947    247100  SH          SOLE         NONE        247100
CITIGROUP INC                  COM NEW            172967424    10410    250000  SH          SOLE         NONE        250000
CITIGROUP INC                  UNIT 99/99/9999    172967416     2403     20000  SH          SOLE         NONE         20000
CONOCOPHILLIPS                 COM                20825C104     2481     33000  SH          SOLE         NONE         33000
DINEEQUITY INC                 COM                254423106     5227    100000  SH          SOLE         NONE        100000
DOMINOS PIZZA INC              COM                25754A201     2524    100000  SH          SOLE         NONE        100000
DOW CHEM CO                    COM                260543103     4500    125000  SH          SOLE         NONE        125000
EAGLE ROCK ENERGY PARTNERS LP  UNIT               26985R104     1504    135642  SH          SOLE         NONE        135642
EL PASO CORP                   COM                28336L109    10100    500000  SH          SOLE         NONE        500000
EXXON MOBIL CORP               COM                30231G102     6348     78000  SH          SOLE         NONE         78000
FORD MTR CO DEL                *W EXP 01/01/2013  345370134     1048    200000  SH          SOLE         NONE        200000
FORTUNE BRANDS INC             COM                349631101     5102     80000  SH          SOLE         NONE         80000
GENERAL GROWTH PPTYS INC NEW   COM                370023103      861     51611  SH          SOLE         NONE         51611
GOOGLE INC                     CL A               38259P508    10128     20000  SH          SOLE         NONE         20000
HCA HOLDINGS INC               COM                40412C101     4950    150000  SH          SOLE         NONE        150000
HOWARD HUGHES CORP             COM                44267D107     7805    120000  SH          SOLE         NONE        120000
ITT CORP NEW                   COM                450911102     8840    150000  SH          SOLE         NONE        150000
INTERNATIONAL BUSINESS MACHS   COM                459200101    10293     60000  SH          SOLE         NONE         60000
IRON MTN INC                   COM                462846106     8523    250000  SH          SOLE         NONE        250000
JPMORGAN CHASE & CO            COM                46625H100    11279    275500  SH          SOLE         NONE        275500
JPMORGAN CHASE & CO            *W EXP 10/28/2018  46634E114     2021    150000  SH          SOLE         NONE        150000
KKR & CO L P DEL               COM UNITS          48248M102     8160    500000  SH          SOLE         NONE        500000
KAPSTONE PAPER & PACKAGING     COM                48562P103      829     50000  SH          SOLE         NONE         50000
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT     55608B105     1380     50000  SH          SOLE         NONE         50000
MACYS INC                      COM                55616P104     4094    140000  SH          SOLE         NONE        140000
MARATHON OIL CORP              COM                565849106    11063    210000  SH          SOLE         NONE        210000
MICROSOFT CORP                 COM                594918104     3900    150000  SH          SOLE         NONE        150000
MOTOROLA SOLUTIONS INC         COM NEW            620076307    15654    340000  SH          SOLE         NONE        340000
ORACLE CORP                    COM                68389X105     3028     92000  SH          SOLE         NONE         92000
PENNEY J C INC                 COM                708160106     8635    250000  SH          SOLE         NONE        250000
PFIZER INC                     COM                717081103     9270    450000  SH          SOLE         NONE        450000
ROCK-TENN CO                   CL A               772739207     4644     70000  SH          SOLE         NONE         70000
SANOFI                         RIGHT 12/31/2020   80105N113      723    300000  SH          SOLE         NONE        300000
SEMGROUP CORP                  CL A               81663A105     5134    200000  SH          SOLE         NONE        200000
STANLEY BLACK & DECKER INC     COM                854502101     7205    100000  SH          SOLE         NONE        100000
STAR GAS PARTNERS L P          UNIT LTD PARTNR    85512C105     2675    500000  SH          SOLE         NONE        500000
SUNOCO INC                     COM                86764P109     8342    200000  SH          SOLE         NONE        200000
TRAVELERS COMPANIES INC        COM                89417E109     4087     70000  SH          SOLE         NONE         70000
UNITED CONTL HLDGS INC         COM                910047109     3621    160000  SH          SOLE         NONE        160000
VALEANT PHARMACEUTICALS INTL   COM                91911K102     6495    125000  SH          SOLE         NONE        125000
VODAFONE GROUP PLC NEW         SPONS ADR NEW      92857W209    10554    395000  SH          SOLE         NONE        395000
WELLS FARGO & CO NEW           *W EXP 10/28/2018  949746119      465     50000  SH          SOLE         NONE         50000